Changes in Accumulated Other Comprehensive Income (Loss) AOCI Reclassifications (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of Sales	$ (3,004)		$ (3,041)		$ (3,262)		$ (3,164)		$ (3,095)		$ (3,012)		$ (3,139)		$ (3,028)		$ (12,471)		$ (12,274)		$ (11,566)
Other Income																	8		7		2
Income tax expense																	(255)		(240)		(174)
Net income	368	[1]	325	[1]	406	[1]	341	[1]	321	[2]	293	[2]	389	[2]	298	[2]	1,440	[1]	1,301	[2]	1,160
Net income attributable to noncontrolling interest																	(89)		(89)		(83)
Net income attributable to Delphi	344		305		382		320		298		271		367		276		1,351		1,212		1,077
Amount reclassified from accumulated other comprehensive income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income attributable to Delphi																	(21)		(9)
Amount reclassified from accumulated other comprehensive income [Member] | Unrealized gains (losses) on derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total (loss) income before income taxes																	(13)		3
Income tax expense																	1		(5)
Net income																	(12)		(2)
Net income attributable to noncontrolling interest																	0		0
Net income attributable to Delphi																	(12)		(2)
Amount reclassified from accumulated other comprehensive income [Member] | Unrealized gains (losses) on derivatives [Member] | Commodity Derivative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of Sales																	(17)		(22)
Amount reclassified from accumulated other comprehensive income [Member] | Unrealized gains (losses) on derivatives [Member] | Foreign Currency Derivative [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of Sales																	4		23
Other Income																	0		2
Amount reclassified from accumulated other comprehensive income [Member] | Pension and postretirement plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains/(losses)																	(11)	[3]	(9)	[3]
Total (loss) income before income taxes																	(11)		(9)
Income tax expense																	2		2
Net income																	(9)		(7)
Net income attributable to noncontrolling interest																	0		0
Net income attributable to Delphi																	$ (9)		$ (7)

[1]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[2]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million
[3]	These accumulated other comprehensive loss components are included in the computation of net periodic pension cost (see Note 12. Pension Benefits for additional details).